Related Party Transactions - Other (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Sponsor Loans
Proceeds from Related Party Debt	$ 60,675	$ 300,000
Repayments of Related Party Debt		60,675
Administrative Services Agreement
Maximum administrative services expenses per month		15,000
Total administrative services expenses		90,000
Working Capital Loans
Maximum amount of working capital loans		$ 1,500,000
Exercise price of warrants | $ / shares	$ 1.50	$ 1.50